Schedule of investments
Optimum Small-Mid Cap Value Fund
December 31, 2021 (Unaudited)
	Number of shares	Value (US $)
Common Stock — 96.61%
Communication Services — 4.03%
AMC Networks Class A †	30,800	$ 1,060,752
Cars.com †	56,200	904,258
Entercom Communications †	206,300	530,191
Gray Television	65,200	1,314,432
John Wiley & Sons Class A	145,785	8,349,107
Lumen Technologies	150,400	1,887,520
Nexstar Media Group Class A	116,322	17,562,296
ViacomCBS Class B	37,200	1,122,696
		32,731,252
Consumer Discretionary — 9.48%
Aaron's	45,700	1,126,505
American Axle & Manufacturing Holdings †	114,200	1,065,486
BorgWarner	41,200	1,856,884
Brunswick	21,300	2,145,549
Capri Holdings †	15,000	973,650
Dick's Sporting Goods	47,100	5,416,029
Foot Locker	41,900	1,828,097
Goodyear Tire & Rubber †	70,000	1,492,400
H&R Block	40,400	951,824
Harley-Davidson	43,800	1,650,822
Haverty Furniture	43,900	1,342,023
Helen of Troy †	15,800	3,862,626
Kohl's	36,000	1,778,040
Lear	11,700	2,140,515
Lithia Motors	39,657	11,776,146
Malibu Boats Class A †	19,500	1,340,235
MDC Holdings	54,648	3,050,998
Modine Manufacturing †	76,800	774,912
Nordstrom †	28,400	642,408
ODP †	29,100	1,143,048
Penske Automotive Group	28,619	3,068,529
PulteGroup	53,000	3,029,480
Qurate Retail Series A	97,500	741,000
Sally Beauty Holdings †	65,000	1,199,900
Shoe Carnival	400	15,632
Sleep Number †	14,600	1,118,360
Smith & Wesson Brands	67,800	1,206,840
Sonic Automotive Class A	53,300	2,635,685
Tenneco Class A †	26,400	298,320
Toll Brothers	49,500	3,583,305
Travel + Leisure	12,500	690,875
Victoria's Secret & Co. †	125,266	6,957,274
Whirlpool	19,900	4,669,734
Winnebago Industries	19,400	1,453,448
		77,026,579
Consumer Staples — 4.43%
Bunge	12,800	1,195,008
Energizer Holdings	32,000	1,283,200
	Number of shares	Value (US $)
Common Stock (continued)
Consumer Staples (continued)
Hostess Brands †	137,429	$ 2,806,300
Ingles Markets Class A	35,400	3,056,436
Ingredion	30,700	2,966,848
J M Smucker	25,500	3,463,410
Molson Coors Beverage Class B	82,900	3,842,415
Nu Skin Enterprises Class A	16,800	852,600
Pilgrim's Pride †	35,904	1,012,493
Spectrum Brands Holdings	100,014	10,173,424
Sprouts Farmers Market †	92,100	2,733,528
Universal	25,300	1,389,476
Weis Markets	18,500	1,218,780
		35,993,918
Energy — 3.42%
Arch Resources	10,300	940,596
CNX Resources †	99,550	1,368,812
DT Midstream	109,712	5,263,982
HollyFrontier †	97,960	3,211,129
Magnolia Oil & Gas Class A	314,935	5,942,823
Marathon Oil	185,700	3,049,194
National Energy Services Reunited †	118,000	1,115,100
PDC Energy	25,700	1,253,646
Viper Energy Partners	215,516	4,592,646
World Fuel Services	39,900	1,056,153
		27,794,081
Financials — 19.09%
Ally Financial	91,200	4,342,032
American Financial Group	27,780	3,814,750
Annaly Capital Management	209,800	1,640,636
Apollo Commercial Real Estate Finance	77,600	1,021,216
Ares Capital	85,300	1,807,507
Associated Banc-Corp	121,500	2,744,685
Assured Guaranty	25,900	1,300,180
B Riley Financial	15,900	1,412,874
Banco Latinoamericano de Comercio Exterior Class E	59,900	994,340
BGC Partners Class A	1,408,246	6,548,344
Cathay General Bancorp	33,600	1,444,464
Citizens Financial Group	63,200	2,986,200
CNA Financial	85,600	3,773,248
CNO Financial Group	144,200	3,437,728
Columbia Banking System	239,564	7,838,534
Customers Bancorp †	58,809	3,844,344
Essent Group	26,800	1,220,204
Everest Re Group	6,300	1,725,696
Federal Agricultural Mortgage Class C	10,750	1,332,247
NQ-OPTSV [12/21] 2/22 (2028210)    1

Schedule of investments
Optimum Small-Mid Cap Value Fund (Unaudited)
	Number of shares	Value (US $)
Common Stock (continued)
Financials (continued)
Fidelity National Financial	37,260	$ 1,944,227
First American Financial	38,200	2,988,386
First BanCorp/Puerto Rico	89,200	1,229,176
First Busey	74,400	2,017,728
First Horizon	200,800	3,279,064
First Merchants	148,040	6,201,396
FS KKR Capital	57,750	1,209,285
Hancock Whitney	31,300	1,565,626
Hanmi Financial	56,800	1,345,024
Heritage Insurance Holdings	27,300	160,524
HomeStreet	39,900	2,074,800
Hope Bancorp	122,400	1,800,504
Jefferies Financial Group	61,300	2,378,440
Lazard Class A	37,700	1,644,851
Lincoln National	33,300	2,273,058
MGIC Investment	107,200	1,545,824
New Mountain Finance	95,300	1,305,610
New Residential Investment	131,300	1,406,223
Oaktree Specialty Lending	4,294	32,033
OFG Bancorp	60,700	1,612,192
OneMain Holdings	34,600	1,731,384
Pacific Premier Bancorp	153,795	6,156,414
PacWest Bancorp	459,970	20,776,845
Preferred Bank	14,900	1,069,671
Radian Group	69,500	1,468,535
Redwood Trust	119,100	1,570,929
Regions Financial	96,500	2,103,700
Reinsurance Group of America	17,800	1,948,922
Starwood Property Trust	495,423	12,038,779
Synovus Financial	55,900	2,675,933
Umpqua Holdings	104,200	2,004,808
Universal Insurance Holdings	41,300	702,100
Unum Group	75,700	1,859,949
Victory Capital Holdings Class A	39,300	1,435,629
Voya Financial	25,200	1,671,012
Zions Bancorp	74,400	4,699,104
		155,156,914
Healthcare — 4.91%
Amphastar Pharmaceuticals †	5,694	132,613
Catalyst Pharmaceuticals †	187,500	1,269,375
DaVita †	22,800	2,593,728
Innoviva †	86,900	1,499,025
Ironwood Pharmaceuticals †	167,200	1,949,552
Jazz Pharmaceuticals †	24,720	3,149,328
Lannett †	44,200	71,604
Ligand Pharmaceuticals †	14,493	2,238,589
Owens & Minor	49,800	2,166,300
Quest Diagnostics	11,600	2,006,916
	Number of shares	Value (US $)
Common Stock (continued)
Healthcare (continued)
Select Medical Holdings	67,000	$ 1,969,800
Syneos Health †	132,717	13,627,381
United Therapeutics †	15,370	3,321,150
Universal Health Services Class B	22,600	2,930,316
Vanda Pharmaceuticals †	62,100	974,349
		39,900,026
Industrials — 14.57%
ABM Industries	22,900	935,465
ACCO Brands	146,000	1,205,960
Acuity Brands	13,900	2,942,908
AGCO	19,300	2,239,186
Alaska Air Group †	24,800	1,292,080
Allison Transmission Holdings	55,500	2,017,425
Apogee Enterprises	36,200	1,743,030
ArcBest	27,300	3,271,905
Atkore †	77,158	8,579,198
Atlas Air Worldwide Holdings †	24,100	2,268,292
BWX Technologies	153,361	7,342,925
Colfax †	336,413	15,464,906
CoreCivic †	56,200	560,314
Covenant Logistics Group †	59,100	1,562,013
Crane	20,600	2,095,638
Deluxe	29,800	956,878
Ennis	45,800	894,474
GXO Logistics †	89,040	8,087,503
Hawaiian Holdings †	45,300	832,161
Hillenbrand	31,174	1,620,736
Huntington Ingalls Industries	12,300	2,296,902
JetBlue Airways †	84,600	1,204,704
Kaman	105,570	4,555,345
KAR Auction Services †	535,008	8,356,825
ManpowerGroup	26,300	2,559,779
MillerKnoll	46,400	1,818,416
Moog Class A	24,000	1,943,280
Oshkosh	24,800	2,795,208
Owens Corning	24,500	2,217,250
Primoris Services	66,384	1,591,888
REV Group	85,200	1,205,580
Ryder System	16,800	1,384,824
Snap-on	9,300	2,003,034
Textron	16,800	1,296,960
Timken	37,000	2,563,730
Trinity Industries	130,833	3,951,157
Triton International	43,700	2,632,051
XPO Logistics †	104,918	8,123,801
		118,413,731
Information Technology — 13.91%
ACI Worldwide †	342,652	11,890,024

2    NQ-OPTSV [12/21] 2/22 (2028210)

(Unaudited)
	Number of shares	Value (US $)
Common Stock (continued)
Information Technology (continued)
Amdocs	31,400	$ 2,349,976
Amkor Technology	102,600	2,543,454
Arrow Electronics †	24,580	3,300,357
Avaya Holdings †	47,400	938,520
BM Technologies †	9,050	83,351
Cirrus Logic †	10,400	957,008
Cognyte Software †	125,754	1,970,565
Consensus Cloud Solutions †	1,566	90,624
CSG Systems International	18,200	1,048,684
Diodes †	10,500	1,153,005
Ebix	33,273	1,011,499
Euronet Worldwide †	53,188	6,338,414
Jabil	74,000	5,205,900
Juniper Networks	67,300	2,403,283
Kimball Electronics †	74,200	1,614,592
Methode Electronics	37,800	1,858,626
NCR †	40,900	1,644,180
NetApp	32,700	3,008,073
NETGEAR †	23,600	689,356
OSI Systems †	3,400	316,880
Sanmina †	59,300	2,458,578
Seagate Technology Holdings	17,100	1,931,958
Silicon Motion Technology ADR	167,787	15,944,799
TD SYNNEX	20,400	2,332,944
Teledyne Technologies †	13,288	5,805,394
TTM Technologies †	84,100	1,253,090
Ultra Clean Holdings †	38,400	2,202,624
Verint Systems †	189,304	9,940,353
Vishay Precision Group †	35,910	1,332,979
Western Union	51,400	916,976
Xerox Holdings	61,300	1,387,832
Ziff Davis †	154,437	17,120,886
		113,044,784
Materials — 11.27%
Arconic †	9,000	297,090
Ashland Global Holdings	102,000	10,981,320
Axalta Coating Systems †	362,199	11,996,031
Berry Global Group †	48,200	3,556,196
Cabot	38,000	2,135,600
Celanese	14,200	2,386,452
Chemours	49,500	1,661,220
Eastman Chemical	19,400	2,345,654
FMC	140,502	15,439,765
Greif Class A	34,400	2,076,728
Huntsman	70,700	2,466,016
Koppers Holdings †	48,050	1,503,965
Mosaic	82,800	3,253,212
O-I Glass †	59,800	719,394
Reliance Steel & Aluminum	21,500	3,487,730
	Number of shares	Value (US $)
Common Stock (continued)
Materials (continued)
Resolute Forest Products	80,700	$ 1,232,289
Schweitzer-Mauduit International	32,700	977,730
Silgan Holdings	401,071	17,181,881
Steel Dynamics	41,800	2,594,526
Trinseo	22,200	1,164,612
Tronox Holdings Class A	38,500	925,155
Valvoline	28,700	1,070,223
Westrock	48,000	2,129,280
		91,582,069
Real Estate — 9.76%
American Assets Trust	37,200	1,396,116
Apple Hospitality REIT	68,979	1,114,011
Brixmor Property Group	108,900	2,767,149
CareTrust REIT	57,900	1,321,857
City Office REIT	137,000	2,701,640
Franklin Street Properties	93,612	556,991
Gaming and Leisure Properties	318,082	15,477,870
Howard Hughes †	74,411	7,573,552
Industrial Logistics Properties Trust	63,789	1,597,915
Iron Mountain	36,600	1,915,278
Kite Realty Group Trust	126,939	2,764,731
Medical Properties Trust	617,811	14,598,874
National Health Investors	20,100	1,155,147
Newmark Group Class A	532,819	9,963,715
Office Properties Income Trust	45,688	1,134,890
Omega Healthcare Investors	53,300	1,577,147
Piedmont Office Realty Trust Class A	78,300	1,439,154
Plymouth Industrial REIT	57,000	1,824,000
Preferred Apartment Communities Class A	72,100	1,302,126
Retail Value	5,741	36,857
RPT Realty	104,000	1,391,520
Sabra Health Care REIT	112,200	1,519,188
Service Properties Trust	104,300	916,797
Summit Hotel Properties †	63,000	614,880
Tanger Factory Outlet Centers	61,400	1,183,792
Uniti Group	107,160	1,501,312
		79,346,509
Utilities — 1.74%
MDU Resources Group	75,400	2,325,336
National Fuel Gas	55,200	3,529,488
NRG Energy	64,400	2,774,352
UGI	45,200	2,075,132

NQ-OPTSV [12/21] 2/22 (2028210)    3

Schedule of investments
Optimum Small-Mid Cap Value Fund (Unaudited)
	Number of shares	Value (US $)
Common Stock (continued)
Utilities (continued)
Vistra	148,900	$ 3,390,453
		14,094,761
Total Common Stock (cost $607,284,261)		785,084,624

Limited Partnerships — 0.36%
Rattler Midstream	256,245	2,916,068
Total Limited Partnerships (cost $1,709,001)		2,916,068

Short-Term Investments — 2.90%
Money Market Mutual Funds — 2.90%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.03%)	5,896,837	5,896,837
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	5,896,836	5,896,836
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.02%)	5,896,836	5,896,836
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.03%)	5,896,836	$ 5,896,836
Total Short-Term Investments (cost $23,587,345)		23,587,345

Total Value of Securities—99.87% (cost $632,580,607)		811,588,037
Receivables and Other Assets Net of Liabilities—0.13%		1,018,301
Net Assets Applicable to 49,830,315 Shares Outstanding—100.00%		$812,606,338
†	Non-income producing security.
Summary of abbreviations:
ADR – American Depositary Receipt
GS – Goldman Sachs
REIT – Real Estate Investment Trust

4    NQ-OPTSV [12/21] 2/22 (2028210)